SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 - SUBSEQUENT EVENTS

On February 19, 2025 (the “Grant Date”), the Compensation Committee (“Committee”) of the Board of the Company granted stock awards of ordinary shares of the Company, par value $0.0001, pursuant to the Company’s 2022 Omnibus Equity Plan, to certain officers and employees of the Company and its subsidiaries (the “Grantees”), including: 400,000 Ordinary Shares to Wynn Hui, Chief Technical Officer and a director of the Company, 400,000 Ordinary Shares to Bun Lau, Chief Operating Officer and a director of the Company, 400,000 Ordinary Shares to Errol Hui, Vice President of Engineering of the Company, 100,000 Ordinary Shares to Frederick Wong, Chief Financial Officer of the Company, 80,000 Ordinary Shares to Wei Zhong, Vice President of Finance of the Company as well as 40,000 Ordinary Shares to each of the independent directors of the Company, namely Monique Ho, Chun Fai (Kenneth) Liu, Carina Chui and Henry Yeung. On the Grant Date, the Committee and the Board also granted 2,000,000 Series A Preferred Shares, par value US$0.0001 to Mr. Bong Lau, the Chief Executive Officer and Chairman of the Board and each Series A Preferred Share is entitled to twenty (20) votes (collectively, the “Grants”). The Grants vested immediately on the Grant Date and each of the grantees also entered into an Unrestricted Stock Award Agreement with the Company on February 19, 2025.

On February 25, 2025, the Company entered into a Placement Agency Agreement (the “PAA”) with Craft Capital Management LLC (“Craft Capital”), as the Placement Agent, to issue and sell 1,034,483 ordinary shares (the “Shares”) of the Company, $0.0001 par value per share (“Ordinary Shares”), at $0.58 per Share. The Shares were offered by the Company pursuant to its shelf registration statement on Form F-3 (File No. 333-274495), that was declared effective by the Securities and Exchange Commission on December 4, 2023, on a best-efforts basis (the “Offering”). On February 27, 2025, the Offering was closed. Total gross proceeds from the offering, before deducting the placement agent’s fees and other offering expenses, is $600,000.